Summary of Significant Accounting Policies (Details) - Schedule of anti dilutive common shares - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Anti Dilutive Common Shares [Abstract]
Net (loss) income (in Dollars)	$ (4,762,078)	$ 1,563,713	$ 38,726,259
Weighted average shares outstanding (denominator for basic earnings per share)	3,747,145	1,702,997	1,900,397	1,567,772
Assumed exercise of stock options, treasury stock method (in Dollars)		$ 442
Dilutive potential common shares		442
Weighted average shares and assumed potential common shares (denominator for diluted earnings per share, treasury method)	3,747,145	1,703,439
Basic earnings per share (in Dollars per share)	$ (1.27)	$ 0.92	$ (20.38)	$ (12.96)
Diluted earnings per share (in Dollars per share)	$ (1.27)	$ 0.92
Options	152,045	134,550	162,956	137,050
Warrants	3,435,728	557,696	3,435,728	557,695
Total potentially dilutive shares	3,587,773	692,246	3,598,684	694,745